Shareholder Report, Line Graph (Details) - USD ($)	May 31, 2025	Feb. 28, 2025	Nov. 30, 2024	Aug. 31, 2024	May 31, 2024	Feb. 29, 2024	Nov. 30, 2023	Aug. 31, 2023	May 31, 2023	Feb. 28, 2023	Nov. 30, 2022	Aug. 31, 2022	May 31, 2022	Feb. 28, 2022	Nov. 30, 2021	Aug. 31, 2021	May 31, 2021	Feb. 28, 2021	Nov. 30, 2020	Aug. 31, 2020	May 31, 2020	Feb. 29, 2020	Nov. 30, 2019	Aug. 31, 2019	May 31, 2019	Feb. 28, 2019	Nov. 30, 2018	Aug. 31, 2018	May 31, 2018	Feb. 28, 2018	Nov. 30, 2017	Aug. 31, 2017	May 31, 2017	Feb. 28, 2017	Nov. 30, 2016	Aug. 31, 2016	May 31, 2016	Feb. 29, 2016	Feb. 26, 2016	Nov. 30, 2015	Aug. 31, 2015	May 31, 2015
C000141690
Account Value [Line Items]
Account Value	$ 23,320	$ 23,026	$ 23,241	$ 22,451	$ 21,265	$ 20,434	$ 18,581	$ 18,409	$ 17,245	$ 16,835	$ 16,925	$ 16,284	$ 17,201	$ 18,484	$ 19,447	$ 19,896	$ 19,095	$ 17,710	$ 16,336	$ 15,231	$ 13,390	$ 13,390	$ 13,999	$ 13,258	$ 12,631	$ 12,745	$ 12,309	$ 12,988	$ 12,622	$ 12,632	$ 12,381	$ 11,749	$ 11,335	$ 10,765	$ 10,058	$ 10,048	$ 9,639	$ 8,881		$ 9,607	$ 9,339	$ 10,000
C000141691
Account Value [Line Items]
Account Value	22,746	22,473	22,682	21,922	20,788	20,000	18,182	18,026	16,909	16,506	16,610	15,979	16,907	18,170	19,140	19,583	18,816	17,450	16,118	15,039	13,221	13,232	13,845	13,124	12,492	12,628	12,192	12,876	12,524	12,534	12,296	11,678	11,277	10,710	10,017	10,007	9,619	8,863		9,588	9,330	10,000
C000169049
Account Value [Line Items]
Account Value	1,325,472	1,308,031	1,319,041	1,273,583	1,206,552	1,158,783	1,052,996	1,042,548	976,129	952,995	956,986	920,179	972,558	1,044,049	1,098,424	1,122,985	1,077,274	998,815	921,020	858,375	753,744	753,744	787,926	746,356	709,901	716,936	690,807	729,453	708,318	708,922	694,863	658,902	635,701	603,220	563,616	562,500	540,179	497,210	$ 500,000
Russell 3000 Index
Account Value [Line Items]
Account Value	31,648	31,819	32,439	30,020	27,978	27,072	24,121	23,798	21,929	21,051	21,420	20,738	21,492	22,900	24,014	23,914	22,314	20,393	19,008	17,975	15,505	15,069	15,970	14,801	13,911	14,096	13,828	14,610	13,572	13,419	13,104	12,150	11,795	11,546	10,717	10,468	10,022	9,142		9,895	9,394	10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	31,648	31,819	32,439	30,020	27,978	27,072	24,121	23,798	21,929	21,051	21,420	20,738	21,492	22,900	24,014	23,914	22,314	20,393	19,008	17,975	15,505	15,069	15,970	14,801	13,911	14,096	13,828	14,610	13,572	13,419	13,104	12,150	11,795	11,546	10,717	10,468	10,022	9,142		9,895	9,394	10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	1,718,566	1,727,827	1,761,518	1,630,142	1,519,264	1,470,073	1,309,822	1,292,283	1,190,804	1,143,118	1,163,163	1,126,100	1,167,058	1,243,505	1,304,032	1,298,577	1,211,696	1,107,368	1,032,167	976,058	841,972	818,289	867,195	803,727	755,379	765,454	750,879	793,335	736,982	728,662	711,555	659,747	640,512	626,947	581,943	568,440	544,231	496,422	500,000
S&P Target Date 2060 Index
Account Value [Line Items]
Account Value	23,417	22,898	22,989	22,280	20,987	20,280	18,568	18,400	17,332	17,026	16,900	16,290	17,196	18,148	18,660	18,978	18,321	16,900	15,756	14,787	13,141	13,195	14,015	13,118	12,576	12,779	12,453	13,185	12,714	12,636	12,428	11,658	11,330	10,910	10,200	10,133	9,747	8,946		9,680	9,323	10,000
S&P Target Date 2060 Index
Account Value [Line Items]
Account Value	23,417	22,898	22,989	22,280	20,987	20,280	18,568	18,400	17,332	17,026	16,900	16,290	17,196	18,148	18,660	18,978	18,321	16,900	15,756	14,787	13,141	13,195	14,015	13,118	12,576	12,779	12,453	13,185	12,714	12,636	12,428	11,658	11,330	10,910	10,200	10,133	9,747	8,946		$ 9,680	$ 9,323	$ 10,000
S&P Target Date 2060 Index
Account Value [Line Items]
Account Value	$ 1,301,447	$ 1,272,610	$ 1,277,696	$ 1,238,263	$ 1,166,416	$ 1,127,102	$ 1,031,963	$ 1,022,622	$ 963,255	$ 946,262	$ 939,291	$ 905,362	$ 955,720	$ 1,008,612	$ 1,037,067	$ 1,054,773	$ 1,018,255	$ 939,250	$ 875,681	$ 821,849	$ 730,373	$ 733,333	$ 778,948	$ 729,081	$ 698,973	$ 710,229	$ 692,084	$ 732,771	$ 706,634	$ 702,290	$ 690,705	$ 647,900	$ 629,672	$ 606,377	$ 566,886	$ 563,190	$ 541,743	$ 497,197	$ 500,000